Consolidated statement of changes in shareholders' equity - EUR (€) € in Thousands, shares in Thousands	Share capital	Share issue premium	Treasury shares	Translation differences	Fair value and other reserves	Reserve for invested non-restricted equity	Retained earnings	Equity holders of the parent	Non-controlling interests	Total
Balance as of beginning of the year at Dec. 31, 2015	€ 246,000	€ 380,000	€ (718,000)	€ 292,000	€ 204,000	€ 3,820,000	€ 6,279,000	€ 10,503,000	€ 21,000	€ 10,524,000
Balance as of beginning of the year (in shares) at Dec. 31, 2015	3,939,195
Remeasurements of defined benefit pension plans, net of tax					348,000			348,000	(4,000)	344,000
Translation differences				289,000				289,000	(38,000)	251,000
Net investment hedges, net of tax				(83,000)				(83,000)		(83,000)
Cash flow hedges, net of tax					12,000			12,000		12,000
Available-for-sale investments, net of tax					(73,000)			(73,000)		(73,000)
Other increase (decrease), net					(1,000)		(3,000)	(4,000)	(2,000)	(6,000)
Profit/(loss) for the year							(766,000)	(766,000)	(161,000)	(927,000)
Total comprehensive income/(loss) for the year				206,000	286,000		(769,000)	(277,000)	(205,000)	(482,000)
Share-based payment		117,000						117,000		117,000
Excess tax benefit on share-based payment		(6,000)						(6,000)		(6,000)
Settlement of performance and restricted shares		(22,000)	68,000			(52,000)		(6,000)		(6,000)
Settlement of performance and restricted shares (in shares)	3,408
Acquisition of treasury shares			(231,000)					(231,000)		(231,000)
Acquisition of treasury shares (in shares)	(54,296)
Stock options exercised		3,000				3,000		6,000		6,000
Stock options exercised (in shares)	1,074
Dividends							(1,501,000)	(1,501,000)	(14,000)	(1,515,000)
Acquisitions through business combinations						11,616,000		11,616,000	1,714,000	13,330,000
Acquisitions through business combinations (in shares)	1,765,358
Equity issuance costs related to acquisitions						(16,000)		(16,000)		(16,000)
Acquisition of non-controlling interests	€ 65,778			(15,000)	(2,000)	359,000	(459,000)	(117,000)	(635,000)	(752,000)
Vested portion of share-based payment awards related to acquisitions		6,000						6,000		6,000
Convertible bond - equity component		(38,000)					38,000
Other movements		(1,000)				1,000
Other movements (in shares)	(14)
Total other equity movements		59,000	(163,000)	(15,000)	(2,000)	11,911,000	(1,922,000)	9,868,000	1,065,000	10,933,000
Balance as of end of the year at Dec. 31, 2016	€ 246,000	439,000	(881,000)	483,000	488,000	15,731,000	3,588,000	20,094,000	881,000	20,975,000
Balance as of end of the year (in shares) at Dec. 31, 2016	5,720,503
Remeasurements of defined benefit pension plans, net of tax					662,000			662,000		662,000
Translation differences				(1,768,000)				(1,768,000)	(50,000)	(1,818,000)
Net investment hedges, net of tax				352,000				352,000		352,000
Cash flow hedges, net of tax					28,000			28,000		28,000
Available-for-sale investments, net of tax					(86,000)			(86,000)		(86,000)
Other increase (decrease), net					2,000			2,000		2,000
Profit/(loss) for the year							(1,494,000)	(1,494,000)	36,000	(1,458,000)
Total comprehensive income/(loss) for the year				(1,416,000)	606,000		(1,494,000)	(2,304,000)	(14,000)	(2,318,000)
Share-based payment		92,000						92,000		92,000
Excess tax benefit on share-based payment		(7,000)						(7,000)		(7,000)
Settlement of performance and restricted shares		(79,000)	170,000			(116,000)		(25,000)		(25,000)
Settlement of performance and restricted shares (in shares)	12,199
Acquisition of treasury shares			(769,000)					(769,000)		(769,000)
Acquisition of treasury shares (in shares)	(153,601)
Stock options exercised						1,000		1,000		1,000
Stock options exercised (in shares)	416
Dividends							(963,000)	(963,000)	(7,000)	(970,000)
Acquisitions through business combinations									17,000	17,000
Acquisition of non-controlling interests							12,000	12,000	(788,000)	(776,000)
Disposal of subsidiaries									(9,000)	(9,000)
Other movements		2,000		1,000			4,000	7,000		7,000
Total other equity movements		8,000	(599,000)	1,000		(115,000)	(947,000)	(1,652,000)	(787,000)	(2,439,000)
Balance as of end of the year at Dec. 31, 2017	€ 246,000	447,000	(1,480,000)	(932,000)	1,094,000	15,616,000	1,147,000	16,138,000	80,000	16,218,000
Balance as of end of the year (in shares) at Dec. 31, 2017	5,579,517
Adoption of IFRS 9 and IFRS 15					(252,000)		198,000	(54,000)		(54,000)
Balance restated	€ 246,000	447,000	(1,480,000)	(932,000)	842,000	15,616,000	1,345,000	16,084,000	80,000	16,164,000
Remeasurements of defined benefit pension plans, net of tax					293,000			293,000		293,000
Translation differences				402,000				402,000		402,000
Net investment hedges, net of tax				(61,000)	3,000			(58,000)		(58,000)
Cash flow hedges, net of tax					(43,000)			(43,000)		(43,000)
Financial assets at fair value through other comprehensive income, net of tax					(38,000)			(38,000)		(38,000)
Other increase (decrease), net					6,000		(1,000)	5,000	1,000	6,000
Profit/(loss) for the year							(340,000)	(340,000)	5,000	(335,000)
Total comprehensive income/(loss) for the year				341,000	221,000		(341,000)	221,000	6,000	227,000
Share-based payment		68,000						68,000		68,000
Excess tax benefit on share-based payment		6,000						6,000		6,000
Settlement of performance and restricted shares		(85,000)	72,000			(11,000)		(24,000)		(24,000)
Settlement of performance and restricted shares (in shares)	13,221
Cancellation of treasury shares			1,000,000				(1,000,000)
Stock options exercised						1,000		1,000		1,000
Stock options exercised (in shares)	424
Dividends							(1,063,000)	(1,063,000)	(5,000)	(1,068,000)
Acquisition of non-controlling interests							(1,000)	(1,000)	1,000
Other movements				(1,000)			(2,000)	(3,000)		(3,000)
Total other equity movements		(11,000)	1,072,000	(1,000)		(10,000)	(2,066,000)	(1,016,000)	(4,000)	(1,020,000)
Balance as of end of the year at Dec. 31, 2018	€ 246,000	€ 436,000	€ (408,000)	€ (592,000)	€ 1,063,000	€ 15,606,000	€ (1,062,000)	€ 15,289,000	€ 82,000	€ 15,371,000
Balance as of end of the year (in shares) at Dec. 31, 2018	5,593,162